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                          TITAN FINANCIAL SERVICES FUND
                                TITAN GROWTH FUND
--------------------------------------------------------------------------------


                                  ANNUAL REPORT










--------------------------------------------------------------------------------
                               For the Year Ended
                                 April 30, 2000

                           [LETTERHEAD OF TITAN FUNDS]


June 19, 2000

Dear Shareholder:

I am pleased to report that the Titan Financial Services Fund, although slightly down for the fiscal year, has done extremely well during the beginning of this new fiscal year, and we believe it shows great promise for the balance of the year. The uncertainty as to interest rates and inflation has been unsettling for the Financial Sector. However, we feel that the worst is behind us and the fundamentals of the financials are stronger than ever. During the past several months we have reduced our position in nonfinancial stocks, and at the present time the financials represent approximately 85% of our entire portfolio. We have continued to use hedging strategies to avoid the periodic sharp and severe pullbacks that both the banks and brokerages have experienced over the last 10 months.

The Titan Growth Fund opened on April 4, 2000, in order to offer our investors an alternative to sector investing, and a greater exposure to growth stocks. Our aim is to provide a vehicle in which our investors can gain access to growth stocks with reasonable price levels, relative to their expected growth rates. With this value element in mind, it is our intention to manage at risk levels lower than those of more aggressive funds.

As previously indicated the financial service sector has been in such an oversold situation that a rally appears to be imminent. We saw a substantial rally during the month of March. However, with the fear of additional interest rate increases, the financials gave up a substantial part of their March gains in April.

The reasons to invest in Financial Services remains still in focus and more relevant today than ever. I would like to review the salient reasons that support that opinion:


1. Stocks, particularly small regional banks and brokerages have continued to sell at a 45% discount to the S&P. Bear Stearns and Lehman have been selling at slightly more than a 50% premium to book value, and 10 times next year's estimated earnings.


2. We believe the proposed FASB accounting rules relative to the pooling of interest should accelerate mergers and consolidations of banks and other financial institutions. The success of Citicorp in bringing together all of the financial services for the benefit of cross selling and economy of operation has proven, in our opinion, the advantage of one-stop shopping financial institutions. It is our opinion we will see an increase in the number of consolidations not only in banks and brokerages in the United

     States, but also the European and Asian Banks seeking to acquire American Banks and brokerages. We have seen many example of large European banks acquiring not only commercial banks but also brokerages. We believe we will see a continuation of this trend.

3. We have taken a stronger position in the insurance industries because many insurance companies are still selling under book value and at what we believe are incredibly low multiples. We have taken strong positions in Metlife, John Hancock Financial, and a number of other insurance companies. We intend to increase our position in this sector.

4. With signs of economic slowdown, it is apparent to us that the Federal Reserve's substantial increase of interest rates is taking effect. The Federal Reserve's substantial increase of interest rates has had an adverse effect on the entire financial sector, with brokerages as well as the banks being substantially effected. We have seen a long substantial correction in the financial sector, which we believe will create excellent opportunities for future appreciation.

5. The market has failed to distinguish between banking institutions that have substantial fee income and those banks that still rely on interest income. Banks such as PNC, Mellon Bank, First Tennessee, and FleetBoston have a majority of income coming from fees. They should be less affected by interest rates. We believe they have been oversold and represent outstanding value during this prolonged correction.

We thank you for your  loyalty  and  support  during  this  prolonged  period of
correction.   We  look  optimistically  to  the  future  recognizing  the  sound fundamentals of the financial sector.

Very truly yours,


Gilbert R. Giordano
President


The Titan Financial Services Fund commenced operation on May 22, 1996. The Fund's total return for the one year period and average annual return since inception on May 22, 1996 through April 30, 2000 were -4.55% and 18.87%, respectively. The Titan Growth Fund commenced operation on April 4, 2000. The Fund's cumulative total return from April 4, 2000 through April 30, 2000 was -4.80%. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                          TITAN FINANCIAL SERVICES FUND
                        Value of $10,000 vs S&P 500 Index

                           Average Annual Total Return
                           Period Ended April 30, 2000

                    1 Year.......................... (4.55)%
                    Since Inception (5/22/96)....... 18.87%

                                Titan Financial          S&P 500 Index
                Qtr              Services Fund            with Income
                ---              -------------            -----------
              5/22/96               10,000                   10,000
              6/30/96                9,950                    9,903
              9/30/96               10,763                   10,213
             12/31/96               11,913                   11,068
              3/31/97               12,285                   11,362
              6/30/97               14,407                   13,341
              9/30/97               16,910                   14,342
             12/31/97               18,532                   14,759
              3/31/98               20,084                   16,816
              6/30/98               19,725                   17,361
              9/30/98               14,593                   15,639
             12/31/98               16,841                   18,976
              3/31/99               18,827                   19,914
              6/30/99               20,297                   21,320
              9/30/99               17,702                   19,988
             12/31/99               19,941                   22,960
              3/31/00               21,204                   23,486
              4/30/00               19,734                   22,779

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

The S&P 500 Index is a broad market-weighted average of U.S. blue-chip companies. The S&P 500 Index is unmanaged and returns include reinvested dividends.

                          TITAN FINANCIAL SERVICES FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2000
--------------------------------------------------------------------------------
SHARES    COMMON STOCKS: 99.4%                                          VALUE
--------------------------------------------------------------------------------


          AIRLINES: 0.1%
 1,000    AMR Corp.*                                                 $    34,064
                                                                     -----------
          BANKS: 27.4%
 6,000    Amsouth BanCorp.                                                87,375
 6,500    Banc One Corp.                                                 198,250
 3,329    Banco Bilbao Vizcaya ADR                                        48,272
 8,000    Bank of America Corp.                                          392,000
 3,000    Bank Of New York Co., Inc.                                     123,188
12,500    BB&T Corp.                                                     332,812
 2,000    Canadian Imperial                                               52,875
 2,200    Cathay BanCorp., Inc.                                          100,100
 4,500    Chase Manhattan Corp.                                          324,281
 6,500    Comerica, Inc.                                                 275,437
 2,000    Fidelity National Corp.                                         13,875
14,400    First Regional BanCorp.*                                       111,600
 8,000    First Security Corp.                                           113,000
16,000    First Tennessee National Corp.                                 304,000
11,500    First Union Corp.                                              366,562
 4,000    Firstar Corp.                                                   99,500
19,500    FleetBoston Financial Corp.                                    691,031
11,000    Hibernia Corp., Class A                                        116,875
 2,500    HSBC Holdings Plc                                              142,970
 3,594    Hudson United BanCorp.                                          81,097
 9,436    Imperial BanCorp.*                                             185,181
11,000    KeyCorp                                                        203,500
 8,000    Mellon Bank                                                    257,000
 2,300    National Bank of Canada                                         31,822
 8,000    North Fork BanCorp., Inc.                                      129,500
19,000    Patriot National Bank*                                         190,000
 8,000    PNC Bank Corp.                                                 349,000
 3,400    Redwood Empire BanCorp.                                         53,975
 2,000    Southtrust Corp.                                                47,750
 3,500    Summit BanCorp.                                                 88,813
 2,000    Summit Bancshares, Inc.                                         31,500
 2,600    Texas Regional Bancshares, Inc.                                 74,263
 1,500    Three Rivers BanCorp.                                           13,219
20,100    Toronto-Dominion Bank                                          464,813
 5,000    Unibanco, Sponsored GDR                                        124,688
15,100    Union Bankshares, Ltd*                                         143,450
 8,000    Union Planters Corp.                                           226,500
 9,500    U. S. BanCorp., Inc.                                           192,969
 3,000    US BANCORP., Inc.                                               16,313
 7,000    Wells Fargo & Company                                          287,438
                                                                     -----------
                                                                       7,086,794
                                                                     -----------
          BIOTECHNOLOGY: 0.6%
 8,500    CryoLife, Inc.*                                                164,689
                                                                     -----------
          BROKERAGE SERVICES: 44.3%
 5,000    Advanta Corp., Class B                                          57,500
12,000    A.G. Edwards, Inc.                                             451,500
23,600    Ameritrade Holding Corp., Class A                              395,300
 2,000    Associates First Captial
            Corp., Class A                                                44,375
30,955    Bear Stearns Companies, Inc.                                 1,327,196
10,000    Blackrock, Inc.*                                               260,000
10,000    Charles Schwab Corp. (a)                                       445,000
17,250    Citigroup, Inc.                                              1,025,297
13,000    Donaldson Lufkin &
            Jenrette, Inc. - Direct*                                     139,750
16,000    Donaldson, Lufkin &
            Jenrette, Inc. (a)                                           667,000
19,000    E*TRADE Group, Inc. (a)*                                       408,500
 3,000    Finova Group, Inc.                                              38,438
 3,000    Franklin Resources, Inc.                                        96,750
 4,000    Household International, Inc.                                  167,000
10,866    Legg Mason, Inc.                                               410,871
15,100    Lehman Brothers Holdings, Inc. (a)                           1,239,144
 6,000    Merrill Lynch & Company, Inc. (a)                              611,625
 4,000    Morgan Keegan, Inc.                                             63,750
10,600    Morgan Stanley Dean
            Witter & Co. (a)                                             813,550
11,500    National Discount Brokers
            Group, Inc. (a)*                                             335,656
32,450    Paine Webber Group, Inc. (a)                                 1,423,743
 8,000    Raymond James Financial, Inc.                                  161,000
 6,000    Southwest Secs Group, Inc.                                     246,750

                          TITAN FINANCIAL SERVICES FUND

--------------------------------------------------------------------------------
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

 3,000    T. Rowe Price Associates, Inc.                             $   114,375
19,000    TD Waterhouse Group, Inc.*                                     381,187
 2,000    Tucker Anthony Sutro                                            33,500
 1,500    Waddell & Reed Financial                                        39,937
 8,000    WIT Capital Group, Inc.*                                        84,500
                                                                     -----------
                                                                      11,483,194
                                                                     -----------
          CHEMICALS: 0.2%
 1,000    PPG Industries, Inc.                                            54,375
                                                                     -----------
          COMPUTER SERVICES: 2.3%
 3,000    Ceridian Corp.*                                                 65,063
 6,000    Compaq Computer Corp.                                          175,500
 4,500    Oracle Corp. (a)*                                              359,719
                                                                     -----------
                                                                         600,282
                                                                     -----------
          COMPUTER SOFTWARE: 2.0%
 6,500    First Data Corp.                                               316,469
   500    Microsoft Corp.*                                                34,875
 3,800    Novell, Inc. (a)*                                               74,575
 1,500    Remedy Corp.*                                                   79,688
                                                                     -----------
                                                                         505,607
                                                                     -----------
          DISTRIBUTION/WHOLESALE: 0.2%
 3,000    Advanced Marketing Services, Inc.                               59,579
                                                                     -----------
          FOOD: 0.4%
 5,000    Kroger Co.*                                                     92,814
                                                                     -----------
          HEALTH CARE: 0.1%
 4,000    Imatron, Inc.*                                                  11,626
                                                                     -----------
          INSURANCE: 8.3%
 2,000    Allmerica Financial Corp.                                      108,250
14,000    Allstate Corp.                                                 330,750
 2,000    CNA Financial Corp.*                                            61,500
15,700    Fidelity National Financial, Inc.*                             231,575
 2,000    First American Financial Corp.                                  30,875
 3,000    Hartford Life, Class A                                         147,750
 4,000    John Hancock Financial Services*                                73,000
 4,000    Lincoln National Corp.                                         139,250
 1,000    MetLife, Inc.*                                                  16,563
 5,000    Mony Group, Inc.                                               154,688
 5,000    Nationwide Financial Services, Inc.                            139,062
 4,000    Ohio Casualty Corp.                                             66,500
 3,000    Protective Life Corp.                                           71,437
 7,000    Reliastar Financial Corp.                                      301,438
 2,000    Safeco Corp.                                                    44,250
 6,000    Sun Life Financial Services
            Canada*                                                       72,375
10,000    Unumprovident Corp.                                            170,000
                                                                     -----------
                                                                       2,159,263
                                                                     -----------
          INVESTMENT COMPANY: 0.1%
 2,000    India Growth Fund                                               25,000
                                                                     -----------
          OIL & GAS PRODUCERS: 1.1%
 7,000    Sunoco, Inc.                                                   212,188
 4,000    Union Pacific Resources Group                                   76,750
                                                                     -----------
                                                                         288,938
                                                                     -----------
          PHARMACEUTICALS: 0.6%
 4,000    Schering-Plough Corp.                                          161,250
                                                                     -----------
          RETAIL: 5.2%
 6,000    BJ's Wholesale Club, Inc.*                                     212,625
 5,000    Home Depot, Inc.                                               280,313
 6,000    Outback Steakhouse, Inc.*                                      196,500
 1,000    Tandy Corp.*                                                    57,375
 7,500    Topps Co.                                                       65,625
 2,000    Tricon Global Restaurants, Inc.*                                68,250
 7,000    Wal-Mart Stores, Inc.                                          387,625
 3,000    Wendys International, Inc.                                      67,125
                                                                     -----------
                                                                       1,335,438
                                                                     -----------
          TELECOMMUNICATIONS EQUIPMENT AND SERVICES: 1.9%
 2,000    Nortel Networks Corp. (a)                                      226,500
 2,000    Qwest Communications International, Inc.*                       86,750
 2,000    Sprint Corp. (PCS Group) (a)*                                  110,000
 1,000    Sprint Corp.                                                    61,500
                                                                     -----------
                                                                         484,750
                                                                     -----------

                          TITAN FINANCIAL SERVICES FUND

SHARES                                                                  VALUE
------                                                               -----------
          THRIFT AND SAVINGS/SAVINGS BANKS: 4.3%
 3,388    Access Anytime BanCorp.                                    $    19,058
 3,000    Coastal BanCorp., Inc.                                          45,937
 9,000    Dime BanCorp., Inc.                                            168,750
 3,000    Golden State BanCorp., Inc.                                     46,125
 6,500    Haven BanCorp., Inc.                                           106,843
 2,000    ITLA Capital Corp.                                              27,375
 7,000    Net Bank, Inc.*                                                 72,625
 2,000    Peoples Bancshares, Inc.                                        38,000
 6,000    People's Bank                                                  122,250
13,453    PSB BanCorp., Inc.*                                             67,265
 9,000    Washington Mutual, Inc.                                        230,063
 8,000    Webster Financial Corp.                                        171,000
                                                                     -----------
                                                                       1,115,291
                                                                     -----------
          TRANSPORTATION: 0.3%
 1,000    Kansas City Southern Industries                                 71,875
                                                                     -----------
          TOTAL COMMON STOCKS
     (cost $21,579,872)                                               25,734,829

CONTRACTS
--------------------------------------------------------------------------------
LONG EQUITY CALL OPTIONS: 1.5%
       COMMON STOCKS/
       EXPIRATION DATE/EXERCISE PRICE
    30 A.G. Edwards, Inc. /
          May/30                                                         22,313
    40 America On Line /
          Jul/50                                                         51,000
    30 BB&T Corp. /
          May/25                                                          6,563
    20 Bear Stearns Co., Inc. /
          Jul/35                                                         17,500
    20 Cigna Corp. /
          May/60                                                         38,250
    20 Comerica, Inc. /
          Jul/30                                                         25,000
    20 Dain Rauscher Corp. /
          May/50                                                         24,250
    30 Ford Motor Company /
          Jun/35                                                         60,375
    20 Ford Motor Company /
          Jun/45                                                         20,875
    30 First Union Corp. /
          May/30                                                          7,875
    20 First Union Corp. /
          Jul/25                                                         15,000
    30 Legg Mason /
          May/40                                                          4,125
    10 Microsoft Corp. /
          May/85                                                            188
    30 Pfizer, Inc. /
          Jun/30                                                         37,313
    20 Paine Webber Group, Inc. /
          Jul/30                                                         28,750
    20 Wells Fargo Company /
          Jul/25                                                         33,000
                                                                    -----------
TOTAL LONG EQUITY CALL OPTIONS
     (cost $378,466)                                                    392,377
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES
     (cost $21,958,338+): 100.9%                                     26,127,206
Liabilities in excess of Other Assets: (0.9)%                          (235,139)
                                                                    -----------
NET ASSETS: 100.0%                                                  $25,892,067
                                                                    ===========

+ At April 30, 2000, the cost of securities for federal income tax purposes was $22,390,372.

Gross unrealized appreciation and depreciation of securities and options were as follows:

Gross unrealized appreciation                                       $ 4,669,120
Gross unrealized depreciation                                          (932,286)
                                                                    -----------
Net unrealized appreciation                                         $ 3,736,834
                                                                    ===========

* Non-income producing security.

(a) Security subject to call option.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

See accompanying Notes to Financial Statements.

                          TITAN FINANCIAL SERVICES FUND

SCHEDULE OF CALL OPTIONS WRITTEN AT APRIL 30, 2000

CONTRACTS
 SUBJECT
 TO CALL    COMMON STOCKS/EXPIRATION DATE/EXERCISE PRICE                VALUE
 -------    --------------------------------------------              ---------

    30      Charles Schwab Corp./May/45                               $ (11,250)
    30      Donaldson, Lufkin & Jenrette, Inc./May/60                      (750)
    30      E*TRADE Group, Inc./May/25                                   (2,063)
    40      Lehman Brothers Holdings, Inc./May/100                       (2,750)
    30      Lehman Brothers Holdings Inc./Jul/80                        (34,688)
    30      Merrill Lynch & Co./May/110                                  (6,562)
    20      Merrill Lynch & Co./May/90                                  (25,750)
    20      Morgan Stanley Dean Witter & Co./May/90                      (1,125)
    30      National Discount Brokers/May/30                             (7,875)
    20      National Discount Brokers/Jul/30                            (10,750)
    20      National Discount Brokers/Jul/35                             (7,375)
    20      Nortel Networks Corp./May/105                               (25,500)
    30      Novell, Inc./May/40                                            (563)
    20      Oracle Corp./May/70                                         (21,000)
    15      Oracle Corp./May/80                                          (6,093)
    30      Paine Webber Group, Inc./Jul/45                             (11,437)
    20      Sprint Corp. (PCS Group)/May/50                             (13,250)
                                                                      ---------
            TOTAL CALL OPTIONS WRITTEN (premiums received $230,064)   $(188,781)
                                                                      =========

See accompanying Notes to Financial Statements.

                                TITAN GROWTH FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2000
--------------------------------------------------------------------------------
SHARES    COMMON STOCKS: 91.4%                                         VALUE
--------------------------------------------------------------------------------

          AUTO MANUFACTURERS: 12.0%
 1,500    Ford Motor Co.                                            $     82,031
 1,800    General Motors Corp.                                           168,525
                                                                     -----------
                                                                         250,556
                                                                     -----------
          COMMERCIAL SERVICES: 4.7%
 2,000    Cendant Corp.*                                                  30,875
 3,000    Concord EFS, Inc.*                                              67,125
                                                                     -----------
                                                                          98,000
                                                                     -----------
          COMPUTER SERVICES: 1.3%
 2,000    Mentor Graphics Corp.                                           26,250

          COMPUTER SOFTWARE: 22.9%
   800    America Online, Inc.*                                           47,850
 2,500    MapQuest.com, Inc.*                                             46,563
 1,900    Microsoft Corp.*                                               132,525
 2,000    National Data Corp.                                             55,500
 2,500    Novell, Inc.(a)*                                                49,063
 4,000    PSINet, Inc.(a)*                                                92,750
 1,000    Sanchez Computer Associates*                                    19,375
   600    Verticalnet, Inc.*                                              32,400
                                                                     -----------
                                                                         476,026
                                                                     -----------
          HEALTH CARE: 4.0%
 1,000    Johnson & Johnson                                               82,500
                                                                     -----------
          INVESTMENT COMPANY: 3.1%
 2,500    H&Q Healthcare Investors Fund                                   64,531
                                                                     -----------
          OFFICE/BUSINESS EQUIP: 3.2%
 2,500    Xerox Corp.                                                     66,094
                                                                     -----------
          PHARMACEUTICALS: 1.9%
 1,000    Schering-Plough Corp.                                           40,313
                                                                     -----------
          RETAIL: 3.5%
   800    Home Depot, Inc.                                                44,850
   500    Wal-Mart Stores, Inc.                                           27,688
                                                                     -----------
                                                                          72,538
                                                                     -----------
          SEMICONDUCTOR: 8.6%
 1,000    Advanced Micro Devices*                                         87,750
   500    LSI Logic Corp.*                                                31,250
 1,000    National Semiconductor Corp.(a)                                 60,750
                                                                     -----------
                                                                         179,750
                                                                     -----------
          TELECOMMUNICATIONS: 26.2%
   500    ALLTEL Corp.                                                    33,313
   500    AT&T Wireless Group*                                            15,905
 1,000    Bell Atlantic Corp.                                             59,250
   600    General Motors Corp. Class H
          (Hughes Electronics)                                            57,787
 1,000    Global Crossing, Ltd*                                           31,500
 1,000    IDT Corp.*                                                      31,625
 1,300    Lucent Technologies                                             80,843
 1,300    MCI WorldCom, Inc.*                                             59,069
 2,000    Qwest Communications International, Inc.*                       86,750
 1,400    SBC Communications                                              61,338
   500    Sprint Corp. (PCS Group)*                                       27,500
                                                                     -----------
                                                                         544,880
                                                                     -----------
          TOTAL COMMON STOCKS (cost $1,911,609)                        1,901,438
                                                                     -----------

                                TITAN GROWTH FUND

PRINCIPAL
AMOUNT                                                                 VALUE
---------                                                           -----------
          REPURCHASE AGREEMENT: 5.6%
$116,000  Firstar Bank Repurchase Agreement, 3.75%, dated
           4/28/00, due 5/1/00, [collateralized by $118,313
           GNMA, 6.50%, due 8/15/11] (proceeds $116,036)
           (cost $116,000)                                          $   116,000
                                                                    -----------
          TOTAL INVESTMENTS IN SECURITIES
           (cost $2,027,609+): 97.0%                                  2,017,438
          Other Assets less Liabilities: 3.0%                            62,909
                                                                    -----------
          NET ASSETS: 100.0%                                        $ 2,080,347
                                                                    ===========

+ At April 30, 2000, the cost of securities for federal income tax purposes was $2,078,265. Gross unrealized appreciation and depreciation of se-curities were as follows:

  Gross unrealized appreciation                                     $    75,319
  Gross unrealized depreciation                                        (136,146)
                                                                    -----------
  Net unrealized depreciation                                       $   (60,827)
                                                                    ===========

* Non-income producing security.

(a) Security subject to call option.


SCHEDULE OF CALL OPTIONS WRITTEN AT APRIL 30, 2000

CONTRACTS
 SUBJECT
 TO CALL    COMMON STOCKS/EXPIRATION DATE/EXERCISE PRICE                VALUE
--------------------------------------------------------------------------------

    20      Novell, Inc./May/22.50                                    $  (2,000)
    10      National Semiconductor Corp./May/80                            (500)
    10      PSINet, Inc./Jun/30                                          (2,750)
    10      PSINet, Inc./Jul/25                                          (5,875)
    10      PSINet, Inc./Jul/35                                          (3,094)
                                                                      ---------
            TOTAL CALL OPTIONS WRITTEN (premiums received $22,349)    $ (14,219)
                                                                      =========

See accompanying Notes to Financial Statements.

                                   TITAN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT APRIL 30, 2000
--------------------------------------------------------------------------------

                                                                FINANCIAL
                                                                SERVICES           GROWTH
                                                                  FUND              FUND
                                                               -----------       -----------
ASSETS
  Investments in securities, at value
    (cost $21,958,338 and $2,027,609, respectively) ......     $26,127,206       $ 2,017,438
  Cash ...................................................           9,568               949
  Receivables:
    Securities sold ......................................         103,624            99,066
    Fund shares sold .....................................           7,269            86,200
    Dividends and interest ...............................          35,476               812
    Due from advisor .....................................              --             5,401
  Prepaid expenses .......................................          11,107                --
                                                               -----------       -----------
      Total assets .......................................      26,294,250         2,209,866
                                                               -----------       -----------
LIABILITIES
  Options written, at value (premiums received
    $230,064 and $22,349, respectively) ..................         188,781            14,219
  Payables:
    Securities purchased .................................          41,624           107,482
    Fund shares redeemed .................................         105,039                --
    Due to advisor .......................................          22,038                --
    Distribution fees ....................................           5,509               268
    Administration fees ..................................           4,726             2,049
  Other expenses .........................................          34,466             5,501
                                                               -----------       -----------
      Total liabilities ..................................         402,183           129,519
                                                               -----------       -----------
  NET ASSETS .............................................     $25,892,067       $ 2,080,347
                                                               ===========       ===========
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
    ($25,892,067/1,506,605 and $2,080,347/218,632)
    shares outstanding; unlimited number of shares
    authorized without par value) ........................     $     17.19       $      9.52
                                                               ===========       ===========
COMPONENTS OF NET ASSETS
  Paid-in capital ........................................     $21,637,998       $ 2,152,198
  Accumulated net realized gain (loss)
    on investments and written options ...................          43,918           (69,810)
  Net unrealized appreciation (depreciation)
    on investments and written options ...................       4,210,151            (2,041)
                                                               -----------       -----------
      Net assets .........................................     $25,892,067       $ 2,080,347
                                                               ===========       ===========

See accompanying Notes to Financial Statements.

                                   TITAN FUNDS

STATEMENTS OF OPERATIONS FOR THE PERIODS ENDED APRIL 30, 2000
--------------------------------------------------------------------------------

                                                      FINANCIAL
                                                      SERVICES        GROWTH
                                                        FUND           FUND*
                                                     -----------    -----------
INVESTMENT INCOME
  Income
    Dividends ....................................   $   329,515    $       776
    Interest .....................................         7,054            738
                                                     -----------    -----------
      Total income ...............................       336,569          1,514
                                                     -----------    -----------
  Expenses
    Advisory fees ................................       274,483          1,073
    Custody fees .................................        66,549          1,366
    Distribution fees ............................        68,621            268
    Administration fees ..........................        54,896          2,049
    Transfer agent fees ..........................        30,167          1,366
    Registration expense .........................        28,807            273
    Fund accounting fees .........................        26,440          1,366
    Audit fees ...................................        20,099             --
    Reports to shareholders ......................        12,033            273
    Trustee fees .................................         4,071            342
    Legal fees ...................................         1,686            205
    Miscellaneous ................................           350            308
                                                     -----------    -----------
      Total expenses .............................       588,202          8,889
      Less: fees waived and expenses absorbed ....            --         (6,474)
                                                     -----------    -----------
      Net expenses ...............................       588,202          2,415
                                                     -----------    -----------
        NET INVESTMENT LOSS ......................      (251,633)          (901)
                                                     -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
    investments and written options ..............     3,132,563        (69,810)
  Net unrealized depreciation on
    investments and written options ..............    (4,516,701)        (2,041)
                                                     -----------    -----------
    Net realized and unrealized loss on
      investments and written options ............    (1,384,138)       (71,851)
                                                     -----------    -----------
      NET DECREASE IN NET ASSETS
        RESULTING FROM OPERATIONS ................   $(1,635,771)   $   (72,752)
                                                     ===========    ===========

* Commenced operations on April 4, 2000.

See accompanying Notes to Financial Statements.

                          TITAN FINANCIAL SERVICES FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    YEAR ENDED      YEAR ENDED
                                                  APRIL 30, 2000  APRIL 30, 1999
                                                   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment loss ..........................   $   (251,633)   $   (173,523)
  Net realized gain (loss) on
    investments and written options ............      3,132,563      (2,770,137)
  Net unrealized appreciation (depreciation)
    on investments and written options .........     (4,516,701)      2,335,548
                                                   ------------    ------------
    NET DECREASE IN NET ASSETS
      RESULTING FROM OPERATIONS ................     (1,635,771)       (608,112)
                                                   ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gain .......................             --      (2,013,790)
                                                   ------------    ------------
CAPITAL SHARE TRANSACTIONS
  Net increase (decrease) in net assets derived
    from net change in outstanding shares (a) ..     (3,262,800)        306,490
                                                   ------------    ------------
    TOTAL DECREASE IN NET ASSETS ...............     (4,898,571)     (2,315,412)

NET ASSETS
  Beginning of year ............................     30,790,638      33,106,050
                                                   ------------    ------------
  END OF YEAR ..................................   $ 25,892,067    $ 30,790,638
                                                   ============    ============

(a) A summary of capital shares transactions is as follows:

                                    YEAR ENDED                YEAR ENDED
                                  APRIL 30, 2000            APRIL 30, 1999
                              -----------------------   -----------------------
                               Shares        Value       Shares        Value
                              ---------   -----------   ---------   -----------
Shares sold                     307,480   $ 5,345,002     270,436   $ 4,538,355
Shares issued in reinvestment
  of distributions                   --            --     145,278     1,983,046
Shares redeemed                (510,779)   (8,607,802)   (394,340)   (6,214,911)
                              ---------   -----------   ---------   -----------
Net increase (decrease)        (203,299)  $(3,262,800)     21,374   $   306,490
                              =========   ===========   =========   ===========

See accompanying Notes to Financial Statements.

                                TITAN GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  APRIL 4, 2000*
                                                                     THROUGH
                                                                  APRIL 30, 2000
                                                                  --------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment loss ...........................................   $     (901)
  Net realized loss on investments and written options ..........      (69,810)
  Net unrealized depreciation on
    investments and written options .............................       (2,041)
                                                                    ----------
    NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ........      (72,752)
                                                                    ----------
CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived
    from net change in outstanding shares (a) ...................    2,153,099
                                                                    ----------
    TOTAL INCREASE IN NET ASSETS ................................    2,080,347

NET ASSETS
  Beginning of period ...........................................           --
                                                                    ----------
  END OF PERIOD .................................................   $2,080,347
                                                                    ==========

(a) A summary of capital shares transactions is as follows:

                                                            APRIL 4,2000*
                                                               THROUGH
                                                            APRIL 30,2000
                                                      -------------------------
                                                        Shares         Value
                                                      ----------     ----------
Shares sold                                              218,632     $2,153,099
Shares redeemed                                               --             --
                                                      ----------     ----------
Net increase                                             218,632     $2,153,099
                                                      ==========     ==========

* Commencement of operations.

See accompanying Notes to Financial Statements.

                          TITAN FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                                          YEAR ENDED APRIL 30,             MAY 22,1996*
                                                 --------------------------------------     THROUGH
                                                    2000          1999          1998      APRIL 30, 1997
                                                 ----------    ----------    ----------     ---------
Net asset value, beginning of period .........   $    18.01    $    19.61    $    12.60     $   10.00
                                                 ----------    ----------    ----------     ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ...............        (0.17)        (0.10)        (0.06)         0.04
  Net realized and unrealized gain (loss)
    on investments and written options .......        (0.65)        (0.31)         7.93          2.62
                                                 ----------    ----------    ----------     ---------
Total from investment operations .............        (0.82)        (0.41)         7.87          2.66
                                                 ----------    ----------    ----------     ---------
LESS DISTRIBUTIONS:
  From net investment income .................           --            --            --         (0.06)
  From net realized gain .....................           --         (1.19)        (0.86)           --
                                                 ----------    ----------    ----------     ---------
Total distributions ..........................           --         (1.19)        (0.86)        (0.06)
                                                 ----------    ----------    ----------     ---------
Net asset value, end of period ...............   $    17.19    $    18.01    $    19.61     $   12.60
                                                 ==========    ==========    ==========     =========
Total return .................................        (4.55%)       (0.15%)       63.47%        26.67%++

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) .......   $    25.9     $    30.8     $    33.1      $    7.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed....        2.14%         2.06%         2.10%         3.14%+
  After fees waived and expenses absorbed.....        2.14%         2.06%         2.27%         2.49%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO
AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ...       (0.91%)       (0.62%)       (0.44%)       (0.33%)+
  After fees waived and expenses absorbed.....       (0.91%)       (0.62%)       (0.61%)        0.33%+

  Portfolio turnover rate ....................      180.47%       205.86%       107.12%        97.84%++

*  Commencement of operations.
+  Annualized.
++ Not Annualized

See accompanying Notes to Financial Statements.

                                TITAN GROWTH FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH THE PERIOD
--------------------------------------------------------------------------------

                                                                 APRIL 4, 2000*
                                                                    THROUGH
                                                                 APRIL 30, 2000
                                                                 --------------
Net asset  value,  beginning of period .........................     $10.00
                                                                     ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss ..........................................      (0.00)^
  Net realized and unrealized loss
    on investments and written options .........................      (0.48)
                                                                     ------
Total from investment operations ...............................      (0.48)
                                                                     ------
Net asset value, end of period .................................     $ 9.52
                                                                     ======
Total return ...................................................      (4.80%)++

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) .........................     $  2.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed .....................       7.75%+
  After fees waived and expenses absorbed ......................       2.11%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed .....................      (6.43%)+
  After fees waived and expenses absorbed ......................      (0.79%)+

  Portfolio turnover rate ......................................      20.69%++

*  Commencement of operations.
+  Annualized.
++ Not Annualized
^  Amount represents less than $0.01 per share.

See accompanying Notes to Financial Statements.

                                   TITAN FUNDS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The Titan Financial Services Fund (the "Financial Services Fund") and the Titan Growth Fund (the "Growth Fund"), collectively, the "Funds", are diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust") which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Financial Services Fund, whose primary objective is capital appreciation and secondary objective of moderate income, began operations on May 22, 1996 and the Growth Fund, whose objective is long-term capital growth, began operations on April 4, 2000.

 NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION. Securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales, and other over-the-counter securities; are valued at the last reported bid price. Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     B. FEDERAL INCOME TAXES. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to their shareholders. Therefore, no federal income tax provision is required.

          At April 30, 2000, the Growth Fund has a capital loss carryforward of approximately $19,154 expiring April 30, 2008, available to offset future gains, if any.

     C. SECURITY TRANSACTIONS, DIVIDEND INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a first-in, first-out basis. Dividend income and distributions to sharehold- ers are recorded on the ex-dividend date.

                                   TITAN FUNDS

--------------------------------------------------------------------------------

     D. OPTIONS CONTRACTS. The Funds may purchase a call option on securities and indices. As the holder of a call option, the Funds have the right to purchase the underlying security at the exercise price at any time until the expiration date. The Funds may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If the Funds exercise a call option, the cost of the security acquired is increased by the premium paid for the call. The Funds may write (sell) call options on securities and indices. When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the options written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss. The Funds as writers of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

     E. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

     F. RECLASSIFICATION OF CAPITAL ACCOUNTS. The Funds account and report for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2:
          DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES. For the year ended April 30, 2000, the Financial Services Fund decreased net realized gain on investments and written options by $251,633 due to the Fund experiencing a net investment loss during the year. For the year ended April 30, 2000, the Growth Fund decreased paid-in-capital by $901 due to the Fund experiencing a net investment loss during the year. Net assets were not affected by these changes.

                                   TITAN FUNDS

--------------------------------------------------------------------------------

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

     Titan Investment Advisors, LLC (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and most of the personnel needed by the Funds. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each Fund. For the periods ended April 30, 2000, the Financial Services Fund and Growth Fund incurred $274,483 and $1,073 in advisory fees.

     The Growth Fund is responsible for its own operating expenses. The Advisor has contractually agreed to limit the Fund's total operating expenses, for an indefinite period, by reducing all or a portion of its fees and reimbursing the Fund for expenses, excluding interest and tax expense, so that its ratio of expenses to average net assets will not exceed 2.25%. In the case of the Fund's initial period of operations any fee waived or voluntarily reduced and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, anytime before the end of the fifth fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. For the period ended April 30, 2000, the Advisor waived fees of $1,073 and absorbed expenses of $5,401. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Funds' administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

     Under $15 million        $30,000
     $15 to $50 million       0.20% of average daily net assets
     $50 to $100 million 0.15% of average daily net assets $100 to $150 million 0.10% of average daily net assets
     Over $150 million        0.05% of average daily net assets

                                   TITAN FUNDS

--------------------------------------------------------------------------------

     For the periods ended April 30, 2000, the Financial Services Fund and Growth Fund incurred $54,896 and $2,049, respectively, in administration fees.

     First Fund Distributors, Inc. (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

     Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor.

NOTE 4 - DISTRIBUTION PLAN

     Each Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that each Fund will pay a fee to the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of each Fund's average daily net assets. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. For the periods ended April 30, 2000, the Financial Services Fund and Growth Fund paid to the Advisor, as Distribution Coordinator, $68,621 and $268, respectively.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and the proceeds from sales of securities, excluding short-term investments for the periods ended April 30, 2000, were as follows:

                                                   Purchases           Sales
                                                  -----------       -----------
Financial Services Fund                           $49,651,655       $54,144,895
Growth Fund                                         2,375,330           393,436

     The activity in call options written during the periods ended April 30, 2000 for the Financial Services Fund and Growth Fund are summarized as follows:

                            Financial Services Fund           Growth Fund
                            -----------------------      ----------------------
                                         Premiums                    Premiums
                            Contracts    Received       Contracts    Received
                            ---------   -----------     ---------   -----------
Options outstanding,
  beginning of period ..        (925)   $(1,380,501)          --             --
Options written ........      (6,542)    (3,342,384)        (130)   $   (48,156)
Options closed .........       5,280      3,631,105           70         25,807
Options exercised ......         304        250,846           --             --
Options expiring .......       1,448        610,870           --             --
                             -------    -----------      -------    -----------
Options outstanding at
  April 30, 2000 .......        (435)   $  (230,064)         (60)   $   (22,349)
                             =======    ===========      =======    ===========

                                   TITAN FUNDS

--------------------------------------------------------------------------------

NOTE 6 - REPURCHASE AGREEMENTS

     The Funds may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Funds will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Funds in each agreement, and the Funds will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the accounts of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

     If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF
  TITAN FINANCIAL SERVICES FUND
  TITAN GROWTH FUND

THE BOARD OF TRUSTEES OF
  PROFESSIONALLY MANAGED PORTFOLIOS

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Titan Financial Services Fund and Titan Growth Fund, each a series of shares of Professionally Managed Portfolios, as of April 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Titan Financial Services Fund and Titan Growth Fund as of April 30, 2000, the results of their operations, the changes in its net assets and the financial highlights for the periods presented in conformity with generally accepted accounting principles.

                                        TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
JUNE 26, 2000

================================================================================

                                     ADVISOR
                         TITAN INVESTMENT ADVISORS, LLC
                            9672 Pennsylvania Avenue
                            Upper Marlboro, MD 20772
                                  888-44-TITAN
                        Account Inquiries 1-800-282-2340

                                   DISTRIBUTOR
                          FIRST FUND DISTRIBUTORS, INC.
                        4455 E. Camelback Rd., Suite 261E
                                Phoenix, AZ 85018

                                    CUSTODIAN
                     FIRSTAR INSTITUTIONAL CUSTODY SERVICES
                                425 Walnut Street
                              Cincinnati, OH 45202

                                 TRANSFER AGENT
                          AMERICAN DATA SERVICES, INC.
                                  P.O. Box 5536
                            Hauppauge, NY 11788-0132

                              INDEPENDENT AUDITORS
                              TAIT, WELLER & BAKER
                         8 Penn Center Plaza, Suite 800
                             Philadelphia, PA 19103

                              COUNSEL TO THE TRUST
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104

================================================================================

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.